Income Taxes - Components of Our Net Deferred Tax Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
State	$ 19	$ 13
Foreign	114	92
Tax credits	118	83
Postretirement benefits other than pensions	37	55
Pensions	24	48
Bad debts	3	3
Sales allowances	4	7
Payroll accruals	18	39
Other accruals	64	50
Valuation allowance	(163)	(145)
Total deferred tax assets	238	245
Tax over book depreciation	45	53
Total deferred tax liabilities	45	53
Net deferred tax assets	$ 193	$ 192